UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $1,155,052
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                   FORM 13F INFORMATION TABLE
                                               Redwood Capital Management, LLC
                                                        June 30, 2011




COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGS     SOLE    SHARED NONE
--------------                 ---------------    ------      --------- --------  --- -----  ----------- ----    -----   ------ ----
AETNA INC NEW                  COM                00817Y108     1,323      30,000 SH         SOLE        NONE       30,000
AMERICAN TOWER CORP            CL A               029912201    10,047     192,000 SH         SOLE        NONE      192,000
BP PLC                         SPONSORED ADR      055622104    11,072     250,000 SH         SOLE        NONE      250,000
CENTRAL PAC FINL CORP          COM NEW            154760409    11,190     799,279 SH         SOLE        NONE      799,279
CIGNA CORP                     COM                125509109    30,858     600,000 SH         SOLE        NONE      600,000
CISCO SYS INC                  COM                17275R102     3,122     200,000 SH         SOLE        NONE      200,000
CITIGROUP INC                  COM NEW            172967424    12,492     300,000 SH         SOLE        NONE      300,000
CVS CAREMARK CORPORATION       COM                126650100     9,959     265,000 SH         SOLE        NONE      265,000
DANA HLDG CORP                 COM                235825205     9,150     500,000 SH         SOLE        NONE      500,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM                256743105     3,687      50,000 SH         SOLE        NONE       50,000
GAMESTOP CORP NEW              CL A               36467W109     7,118     266,900 SH         SOLE        NONE      266,900
GENERAL MTRS CO                COM                37045V100    14,313     471,456 SH         SOLE        NONE      471,456
GENERAL MTRS CO                *W EXP 07/10/201   37045V118   417,000      19,505     CALL   SOLE        NONE       19,505
GENERAL MTRS CO                *W EXP 07/10/201   37045V126   311,000      19,505     CALL   SOLE        NONE       19,505
GENERAL MTRS CO                JR PFD CNV SRB     37045V209       975      20,000 SH         SOLE        NONE       20,000
GLOBAL CROSSING LTD            SHS NEW            G3921A175     3,838     100,000 SH         SOLE        NONE      100,000
HEADWATERS INC                 COM                42210P102     1,895     605,400 SH         SOLE        NONE      605,400
HEWLETT PACKARD CO             COM                428236103     5,460     150,000 SH         SOLE        NONE      150,000
JPMORGAN CHASE & CO            COM                46625H100    16,376     400,000 SH         SOLE        NONE      400,000
LEAR CORP                      COM NEW            521865204    29,564     552,800 SH         SOLE        NONE      552,800
LOWES COS INC                  COM                548661107    10,490     450,000 SH         SOLE        NONE      450,000
LYONDELLBASELL INDUSTRIES N    SHS - A -          N53745100    11,556     300,000 SH         SOLE        NONE      300,000
MACYS INC                      COM                55616P104    33,626   1,150,000 SH         SOLE        NONE    1,150,000
MERCER INTL INC                COM                588056101     8,840     877,000 SH         SOLE        NONE      877,000
METLIFE INC                    COM                59156R108    23,823     543,031 SH         SOLE        NONE      543,031
MICROSOFT CORP                 COM                594918104    15,600     600,000 SH         SOLE        NONE      600,000
NAVISTAR INTL CORP NEW         COM                63934E108    28,908     512,000 SH         SOLE        NONE      512,000
NORTEL INVERSORA S A           SPON ADR PFD B     656567401    12,662     442,435 SH         SOLE        NONE      442,435
ROCK-TENN CO                   CL A               772739207     2,392      36,052 SH         SOLE        NONE       36,052
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T      780097713    20,000   1,038,763 SH         SOLE        NONE    1,038,763
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S      780097739    12,238     707,380 SH         SOLE        NONE      707,380
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R     780097747     7,956     484,260 SH         SOLE        NONE      484,260
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q     780097754     7,285     417,766 SH         SOLE        NONE      417,766
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P      780097762     1,852     112,305 SH         SOLE        NONE      112,305
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N     780097770     5,974     349,955 SH         SOLE        NONE      349,955
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M      780097796     1,506      87,536 SH         SOLE        NONE       87,536
SPRINT NEXTEL CORP             COM SER 1          852061100     2,695     500,000 SH         SOLE        NONE      500,000
UNITED CONTL HLDGS INC         COM                910047109    13,578     600,000 SH         SOLE        NONE      600,000
WELLPOINT INC                  COM                94973V107    23,631     300,000 SH         SOLE        NONE      300,000



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